United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/14

Date of Reporting Period: 09/30/14

Item 1. Reports to Stockholders

Annual Shareholder Report
September 30, 2014
Share Class	Ticker
A	VSFAX
C	VSFCX
R	VSFRX
Institutional	VSFIX

Federated Clover Small Value Fund
Successor to the Touchstone Diversified Small Cap Value Fund Established 1996

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2013 through September 30, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Clover Small Value Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended September 30, 2014, was 11.40% for Class A Shares, 10.54% for Class C Shares, 11.20% for Class R Shares and 11.66% for Institutional Shares. The Russell 2000® Value Index (R2000V),1 a broad-based securities market index, returned 4.13% during the same period. The total return for the Morningstar Small Value Funds Average (MSVFA),2 a peer group average for the Fund, was 6.31% during the same period. The Fund's and the MSVFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the R2000V.
The Fund's investment strategy seeks to achieve capital appreciation through careful analysis and selection of individual stocks. For the 12-month reporting period, stock selection was the most significant factor affecting the Fund's performance relative to the R2000V.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The stock market continued its winning streak over the past twelve months, with the S&P 500 and Dow Jones indexes setting new records. Economic momentum gained steam in the United States as the unemployment rate fell, consumer confidence improved, and GDP finally began to accelerate. These factors emboldened the Federal Reserve to begin its tapering program under its new leader, Janet Yellen. Across the Atlantic, the European Central Bank continued to administer its easy monetary policies to keep the Eurozone limping forward in the face of deflationary forces. Elsewhere, in Asia, both Japanese and Chinese leaders implemented their respective stimulus packages to boost their economies and keep social unrest at bay. The net effect of all this stimulus has been rising prices for financial assets. Casting an ominous shadow, however, was escalating turmoil in Europe and the Middle East, with unrest in Ukraine and new terrorist threats in the Middle East demanding the attention of America and its allies. This geopolitical uncertainty contributed to a choppier market environment during the fourth quarter of the Fund's fiscal year.
STOCK SELECTION
Stock selection3 within the Financials and Materials sectors led the Fund's performance for the reporting period. Several of the Fund's investments in Real Estate Investment Trusts (REITs), including NorthStar Realty Finance Corp. and Starwood Property Trust, Inc.4 were standout performers in Financials, while the Fund's performance in the Materials sector benefited from stocks such as U.S. Silica Holdings, Inc. and KapStone Paper and Packaging Corporation. Offsetting performance were the Fund's stock selections in the Information
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1

Technology and Utilities sectors. Holdings in SeaChange International, Inc. and RF Micro Devices, Inc. held back the Technology sector's performance, while lagging performance in Dynegy Inc. negatively affected the Utilities sector.
The Fund ended the reporting period with an overweight to the R2000V with respect to Health Care, while its largest underweight was in Financials. As always, these overweightings and underweightings are determined by our analysts' views of company-specific opportunities within their sectors of coverage and not macroeconomic or market-based forecasts. While the Fund's portfolio managers are cognizant of these factors that can affect the Fund's performance, the investment approach is primarily focused instead on adding value through vigorous, bottom-up, fundamental analysis in constructing a well-diversified portfolio.5
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the R2000V.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MSVFA.
3	Because the Fund invests in smaller companies, it may be more volatile and subject to greater short-term risk than funds that invest in larger companies. Smaller companies may have limited resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than securities of larger companies.
4	On January 24, 2014, Starwood Property Trust, Inc. (STWD), a real estate investment trust (REIT) security owned by the Fund, completed a spin-off of Starwood Waypoint Residential Trust (SWAY). The company's public disclosure related to this spin-off indicated that the taxability of the distribution of SWAY common stock and the effect of this distribution on the tax basis of the STWD common stock will not be known until early 2015, subsequent to the publication of this Annual Report. Typically a portion of the dividend income received on REIT securities is deemed a return of capital (ROC); however because there is not enough information available at this time to calculate an estimated ROC percentage for STWD, the spin-off distribution of $3,312, 995 is presented as dividend income on the Fund's Statement of Operations, a portion of which may be reclassified as ROC in early 2015.
5	Diversification does not assure a profit nor protect against loss. Value stocks tend to have higher dividends and thus have a higher income-related component in their total return than growth stocks. Value stocks also may lag growth stocks in performance at times, particularly in late stages of a market advance.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Clover Small Value Fund2 from September 30, 2004 to September 30, 2014, compared to the Russell 2000® Value Index (R2000V)3 and the Morningstar Small Value Funds Average (MSVFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of September 30, 2014
■	Total returns shown for Class A include the maximum sales charge of 5.50% (10,000 investment minus $550 sales charge = $9,450).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 9/30/2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	5.27%	12.05%	7.91%
Class C Shares	9.54%	12.48%	7.79%
Class R Shares[5]	11.20%	12.98%	8.22%
Institutional Shares[5]	11.66%	13.61%	8.67%
R2000V	4.13%	13.02%	7.25%
MSVFA	6.31%	13.57%	8.01%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000V and MSVFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The Fund is the successor to Touchstone Diversified Small Cap Value Fund, a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. The information presented above, for the periods prior to August 28, 2009, is historical information for Touchstone Diversified Small Cap Value Fund.
3	The R2000V measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The R2000V is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
5	The Fund's Class R Shares commenced operations on December 1, 2010. The Fund's Institutional Shares commenced operations on August 29, 2009. For the period prior to the commencement of operations of Class R Shares and Institutional Shares, the performance information shown is for the Fund's Class A Shares. In relation to Class R Shares, the performance of Class A Shares has been adjusted to reflect the expenses applicable to Class R Shares. In relation to the Institutional Shares, the performance of Class A Shares has not been adjusted to reflect expenses of Institutional Shares since Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Institutional Shares. Additionally, for both the Class R Shares and Institutional Shares, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
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Portfolio of Investments Summary Table (unaudited)
At September 30, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	36.2%
Industrials	11.2%
Information Technology	10.9%
Consumer Discretionary	10.8%
Energy	7.0%
Health Care	6.9%
Utilities	6.6%
Materials	4.7%
Consumer Staples	2.1%
Cash Equivalents[2]	3.9%
Other Assets and Liabilities—Net[3]	(0.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
September 30, 2014
Shares			Value
		COMMON STOCKS—96.4%
		Consumer Discretionary—10.8%
398,900		American Eagle Outfitters, Inc.	$5,792,028
303,775	[1]	Belmond Ltd.	3,542,017
308,894	[1]	Bridgepoint Education, Inc.	3,447,257
121,950	[1]	Carmike Cinemas, Inc.	3,778,011
137,100		Cinemark Holdings, Inc.	4,666,884
189,350	[1]	CROCs, Inc.	2,382,023
105,375	[1]	Deckers Outdoor Corp.	10,240,342
130,125		GNC Holdings, Inc.	5,041,042
260,225		KB HOME	3,887,762
155,450		La-Z Boy, Inc.	3,076,356
215,675		Lions Gate Entertainment Corp.	7,110,805
91,475		Rent-A-Center, Inc.	2,776,266
93,475	[1]	Skechers USA, Inc., Class A	4,983,152
79,600	[1]	Tempur Sealy International, Inc.	4,471,132
88,150	[1]	Tenneco, Inc.	4,611,126
151,450	[1]	Vera Bradley, Inc.	3,131,986
		TOTAL	72,938,189
		Consumer Staples—2.1%
896,400	[1]	Rite Aid Corp.	4,338,576
291,401		Vector Group Ltd.	6,463,280
98,900	[1]	White Wave Foods Co.	3,593,037
		TOTAL	14,394,893
		Energy—7.0%
366,625	[1]	Bill Barrett Corp.	8,080,415
154,950		Exterran Holdings, Inc.	6,865,834
292,200	[1]	Newfield Exploration Co.	10,831,854
746,225		Precision Drilling Corp.	8,051,768
660,050	[1]	Sandridge Energy, Inc.	2,831,615
153,825		Teekay Corp.	10,207,827
		TOTAL	46,869,313
		Financials—36.2%
217,500		American Equity Investment Life Holding Co.	4,976,400
25,425		Ameris Bancorp	558,079
136,041		Argo Group International Holdings Ltd.	6,844,223
618,550		CNO Financial Group, Inc.	10,490,608
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Shares			Value
		COMMON STOCKS—continued
		Financials—continued
238,550	[1]	Capital Bank Financial Corp.	$5,696,574
76,050		City Holding Co.	3,203,987
516,875		Colony Financial, Inc.	11,567,662
789,595		FNB Corp. (PA)	9,467,244
380,150		FXCM, Inc.	6,025,377
555,625		FelCor Lodging Trust, Inc.	5,200,650
229,620		Fidelity & Guaranty Life	4,902,387
251,175		First Midwest Bancorp, Inc.	4,041,406
394,275		First Potomac Realty Trust	4,632,731
284,738		Flushing Financial Corp.	5,202,163
166,100		Hanover Insurance Group, Inc.	10,201,862
1,134,698		Investors Bancorp, Inc.	11,494,491
218,525		LaSalle Hotel Properties	7,482,296
577,150		Lexington Realty Trust	5,650,298
228,075		MB Financial, Inc.	6,313,116
847,610		MFA, Inc.	6,594,406
455,195		Maiden Holdings Ltd.	5,043,561
881,025		New Residential Investment Corp.	5,136,376
435,237		Northstar Realty Finance Corp.	7,690,638
118,125	[1]	PHH Corp.	2,641,275
169,725		PacWest Bancorp	6,997,762
294,550	[1]	Popular, Inc.	8,670,079
81,275		Provident Financial Services, Inc.	1,330,472
624,650		Radian Group, Inc.	8,907,509
409,675		Starwood Property Trust, Inc.	8,996,463
196,250		Starwood Waypoint Residential Trust	5,104,463
132,835		Sun Communities, Inc.	6,708,167
897,925		Susquehanna Bankshares, Inc.	8,979,250
426,728	[1]	Synovus Financial Corp.	10,087,850
323,875	[1]	Talmer Bancorp, Inc.	4,479,191
115,775		WSFS Financial Corp.	8,290,648
273,025		Webster Financial Corp., Waterbury	7,955,948
141,150		Wintrust Financial Corp.	6,305,170
		TOTAL	243,870,782
		Health Care—6.9%
78,100	[1]	Alere, Inc.	3,028,718
150,000	[1]	Bruker Corp.	2,777,250
41,325	[1]	Cubist Pharmaceuticals, Inc.	2,741,500
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Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
128,511	[1]	Cynosure, Inc., Class A	$2,698,731
170,325	[1]	Impax Laboratories, Inc.	4,038,406
112,805	[1]	Magellan Health, Inc.	6,173,818
142,175	[1]	Medicines Co.	3,173,346
223,012	[1]	Merit Medical Systems, Inc.	2,649,383
425,950	[1]	Spectrum Pharmaceuticals, Inc.	3,467,233
157,625	[1]	Tornier NV	3,767,237
85,875	[1]	Wellcare Health Plans, Inc.	5,181,697
220,250	[1]	Wright Medical Group, Inc.	6,673,575
		TOTAL	46,370,894
		Industrials—11.2%
147,995		Barnes Group, Inc.	4,491,648
108,100		Curtiss Wright Corp.	7,125,952
397,900	[1]	Diana Shipping, Inc.	3,557,226
58,575		Dun & Bradstreet Corp.	6,880,805
73,065	[1]	Esterline Technologies Corp.	8,129,943
81,175		Granite Construction, Inc.	2,582,177
88,175		H&E Equipment Services, Inc.	3,551,689
138,450	[1]	Hexcel Corp.	5,496,465
406,050	[1]	Swift Transportation Co.	8,518,929
158,425		Terex Corp.	5,033,162
136,850		Trinity Industries, Inc.	6,393,632
69,650		Triumph Group, Inc.	4,530,733
152,875	[1]	Tutor Perini Corp.	4,035,900
51,709		Unifirst Corp.	4,994,572
		TOTAL	75,322,833
		Information Technology—10.9%
166,275	[1]	Advanced Energy Industries, Inc.	3,124,307
45,675	[1]	Anixter International, Inc.	3,875,067
469,675	[1]	Atmel Corp.	3,794,974
544,325		Brooks Automation, Inc.	5,720,856
323,375	[1]	CIENA Corp.	5,406,830
161,885		CSG Systems International, Inc.	4,254,338
122,870		CTS Corp.	1,952,404
358,675	[1]	Cypress Semiconductor Corp.	3,541,916
224,175	[1]	Fairchild Semiconductor International, Inc., Class A	3,481,438
155,472	[1]	Insight Enterprises, Inc.	3,518,331
44,735		j2 Global, Inc.	2,208,120
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
352,225	[1]	Lattice Semiconductor Corp.	$2,641,688
117,225		MKS Instruments, Inc.	3,912,970
2,361,875	[1]	Quantum Corp.	2,739,775
364,550	[1]	SeaChange International, Inc.	2,537,268
87,275		Tessera Technologies, Inc.	2,319,770
125,200	[1]	Unisys Corp.	2,930,932
176,550	[1]	Veeco Instruments, Inc.	6,170,422
66,750	[1]	Verint Systems, Inc.	3,711,967
93,775	[1]	ViaSat, Inc.	5,168,878
		TOTAL	73,012,251
		Materials—4.7%
293,700	[1]	Berry Plastics Group, Inc.	7,412,988
204,150	[1]	Chemtura Corp.	4,762,820
327,650		Huntsman Corp.	8,515,623
332,700	[1]	Stillwater Mining Co.	5,000,481
97,400		US Silica Holdings, Inc.	6,088,474
		TOTAL	31,780,386
		Utilities—6.6%
180,475		Atmos Energy Corp.	8,608,657
129,150		Cleco Corp.	6,218,573
216,775	[1]	Dynegy, Inc.	6,256,126
500,600		Great Plains Energy, Inc.	12,099,502
204,600		Idacorp, Inc.	10,968,606
		TOTAL	44,151,464
		TOTAL COMMON STOCKS (IDENTIFIED COST $584,357,241)	648,711,005
		INVESTMENT COMPANY—3.9%
26,090,732	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	26,090,732
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $610,447,973)[4]	674,801,737
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(1,802,934)
		TOTAL NET ASSETS—100%	$672,998,803
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9

1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $612,187,063.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.91	$21.50	$17.01	$18.18	$16.07
Income From Investment Operations:
Net investment income	0.23[1]	0.37[1]	0.09[1]	0.04[1]	0.05[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.55	4.17	4.66	(1.18)	2.21
TOTAL FROM INVESTMENT OPERATIONS	2.78	4.54	4.75	(1.14)	2.26
Less Distributions:
Distributions from net investment income	(0.26)	(0.13)	(0.03)	(0.03)	(0.01)
Distributions from net realized gain on investments and foreign currency transactions	(1.14)	(1.00)	(0.23)	—	(0.14)
TOTAL DISTRIBUTIONS	(1.40)	(1.13)	(0.26)	(0.03)	(0.15)
Net Asset Value, End of Period	$26.29	$24.91	$21.50	$17.01	$18.18
Total Return[2]	11.40%	22.37%	28.17%	(6.31)%	14.16%
Ratios to Average Net Assets:
Net expenses	1.26%	1.26%	1.26%[3]	1.26%[3]	1.31%
Net investment income	0.87%	1.60%	0.42%	0.21%	0.30%
Expense waiver/reimbursement[4]	0.17%	0.24%	0.29%	0.36%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,674	$150,854	$148,687	$113,930	$106,030
Portfolio turnover	73%	99%	72%	72%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.26% and 1.25% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$24.29	$21.01	$16.72	$17.99	$16.02
Income From Investment Operations:
Net investment income (loss)	0.03[1]	0.18[1]	(0.06)[1]	(0.11)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.48	4.10	4.58	(1.14)	2.19
TOTAL FROM INVESTMENT OPERATIONS	2.51	4.28	4.52	(1.25)	2.11
Less Distributions:
Distributions from net investment income	(0.11)	—	—	(0.02)	—
Distributions from net realized gain on investments and foreign currency transactions	(1.14)	(1.00)	(0.23)	—	(0.14)
TOTAL DISTRIBUTIONS	(1.25)	(1.00)	(0.23)	(0.02)	(0.14)
Net Asset Value, End of Period	$25.55	$24.29	$21.01	$16.72	$17.99
Total Return[2]	10.54%	21.46%	27.25%	(6.99)%	13.28%
Ratios to Average Net Assets:
Net expenses	2.01%	2.01%	2.01%[3]	2.01%[3]	2.06%
Net investment income (loss)	0.12%	0.80%	(0.33)%	(0.53)%	(0.44)%
Expense waiver/reimbursement[4]	0.18%	0.26%	0.31%	0.36%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,664	$21,624	$16,088	$12,566	$7,075
Portfolio turnover	73%	99%	72%	72%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.01% and 2.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,			Period Ended 9/30/2011[1]
	2014	2013	2012
Net Asset Value, Beginning of Period	$24.68	$21.39	$16.99	$19.19
Income From Investment Operations:
Net investment income	0.24[2]	0.35[2]	0.03[2]	0.05[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.46	4.11	4.66	(2.22)
TOTAL FROM INVESTMENT OPERATIONS	2.70	4.46	4.69	(2.17)
Less Distributions:
Distributions from net investment income	(0.25)	(0.17)	(0.06)	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	(1.14)	(1.00)	(0.23)	—
TOTAL DISTRIBUTIONS	(1.39)	(1.17)	(0.29)	(0.03)
Net Asset Value, End of Period	$25.99	$24.68	$21.39	$16.99
Total Return[3]	11.20%	22.10%	27.86%	(11.35)%
Ratios to Average Net Assets:
Net expenses	1.47%	1.46%	1.51%[4]	1.51%[4,5]
Net investment income	0.93%	1.54%	0.17%	0.30%[5]
Expense waiver/reimbursement[6]	0.29%	0.34%	0.40%	0.53%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,864	$8,431	$319	$83
Portfolio turnover	73%	99%	72%	72%[7]
1	Reflects operations for the period from December 1, 2010 (date of initial investment) to September 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.51% and 1.48% for the year ended September 30, 2012 and for the period ended September 30, 2011, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2011.
See Notes which are an integral part of the Financial Statements
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13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$25.01	$21.58	$17.07	$18.23	$16.09
Income From Investment Operations:
Net investment income	0.30[1]	0.43[1]	0.14[1]	0.10[1]	0.10[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.55	4.18	4.68	(1.19)	2.20
TOTAL FROM INVESTMENT OPERATIONS	2.85	4.61	4.82	(1.09)	2.30
Less Distributions:
Distributions from net investment income	(0.32)	(0.18)	(0.08)	(0.07)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(1.14)	(1.00)	(0.23)	—	(0.14)
TOTAL DISTRIBUTIONS	(1.46)	(1.18)	(0.31)	(0.07)	(0.16)
Net Asset Value, End of Period	$26.40	$25.01	$21.58	$17.07	$18.23
Total Return[2]	11.66%	22.67%	28.52%	(6.06)%	14.43%
Ratios to Average Net Assets:
Net expenses	1.01%	1.01%	1.01%[3]	1.01%[3]	1.06%
Net investment income	1.13%	1.86%	0.66%	0.49%	0.60%
Expense waiver/reimbursement[4]	0.11%	0.15%	0.22%	0.33%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$480,796	$353,785	$145,893	$86,725	$52,136
Portfolio turnover	73%	99%	72%	72%	72%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.01% and 1.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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14

Statement of Assets and Liabilities
September 30, 2014
Assets:
Total investment in securities, at value including $26,090,732 of investment in an affiliated holding (Note 5) (identified cost $610,447,973)		$674,801,737
Income receivable		1,111,971
Receivable for investments sold		13,854,361
Receivable for shares sold		723,332
TOTAL ASSETS		690,491,401
Liabilities:
Payable for investments purchased	$16,016,556
Payable for shares redeemed	1,231,309
Payable for distribution services fee (Note 5)	17,438
Payable for other service fees (Notes 2 and 5)	59,870
Accrued expenses (Note 5)	167,425
TOTAL LIABILITIES		17,492,598
Net assets for 25,551,713 shares outstanding		$672,998,803
Net Assets Consist of:
Paid-in capital		$545,594,117
Net unrealized appreciation of investments		64,353,764
Accumulated net realized gain on investments and foreign currency transactions		57,899,035
Undistributed net investment income (Note 9)		5,151,887
TOTAL NET ASSETS		$672,998,803
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15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($159,674,453 ÷ 6,072,983 shares outstanding), no par value, unlimited shares authorized	$26.29
Offering price per share (100/94.50 of $26.29)	$27.82
Redemption proceeds per share	$26.29
Class C Shares:
Net asset value per share ($24,664,432 ÷ 965,264 shares outstanding), no par value, unlimited shares authorized	$25.55
Offering price per share	$25.55
Redemption proceeds per share (99.00/100 of $25.55)	$25.29
Class R Shares:
Net asset value per share ($7,863,989 ÷ 302,577 shares outstanding), no par value, unlimited shares authorized	$25.99
Offering price per share	$25.99
Redemption proceeds per share	$25.99
Institutional Shares:
Net asset value per share ($480,795,929 ÷ 18,210,889 shares outstanding), no par value, unlimited shares authorized	$26.40
Offering price per share	$26.40
Redemption proceeds per share	$26.40
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended September 30, 2014
Investment Income:
Dividends (including $14,072 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $31,526) (Note 9)			$14,048,312
Expenses:
Investment adviser fee (Note 5)		$5,896,478
Administrative fee (Note 5)		512,032
Custodian fees		39,187
Transfer agent fee (Note 2)		757,471
Directors'/Trustees' fees (Note 5)		3,556
Auditing fees		27,500
Legal fees		13,450
Portfolio accounting fees		138,754
Distribution services fee (Note 5)		233,233
Other service fees (Notes 2 and 5)		473,443
Share registration costs		56,271
Printing and postage		66,206
Miscellaneous (Note 5)		9,936
TOTAL EXPENSES		8,227,517
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(247,909)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(626,230)
TOTAL WAIVERS AND REIMBURSEMENTS		(874,139)
Net expenses			7,353,378
Net investment income			6,694,934
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			66,308,028
Net change in unrealized appreciation of investments			(7,309,940)
Net realized and unrealized gain on investments and foreign currency transactions			58,998,088
Change in net assets resulting from operations			$65,693,022
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended September 30	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (Note 9)	$6,694,934	$6,863,745
Net realized gain on investments and foreign currency transactions	66,308,028	25,985,328
Net change in unrealized appreciation/depreciation of investments	(7,309,940)	46,332,118
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	65,693,022	79,181,191
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,653,454)	(944,237)
Class C Shares	(105,165)	—
Class R Shares	(134,460)	(44,886)
Institutional Shares	(5,353,503)	(1,411,090)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(6,971,274)	(6,889,870)
Class C Shares	(1,040,249)	(767,757)
Class R Shares	(581,650)	(254,343)
Institutional Shares	(18,249,311)	(7,518,512)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,089,066)	(17,830,695)
Share Transactions:
Proceeds from sale of shares	244,291,312	284,265,450
Net asset value of shares issued to shareholders in payment of distributions declared	31,872,930	16,072,999
Cost of shares redeemed	(169,464,353)	(137,981,830)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	106,699,889	162,356,619
Change in net assets	138,303,845	223,707,115
Net Assets:
Beginning of period	534,694,958	310,987,843
End of period (including undistributed net investment income of $5,151,887 and $5,703,584, respectively) (Note 9)	$672,998,803	$534,694,958
See Notes which are an integral part of the Financial Statements
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18

Notes to Financial Statements
September 30, 2014
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”), The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Annual Shareholder Report
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and certain transfer agent fees unique to those classes. For the year ended September 30, 2014, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$255,449	$(217,723)
Class C Shares	39,796	(34,739)
Class R Shares	22,024	—
Institutional Shares	440,202	(349,382)
TOTAL	$757,471	$(601,844)
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21

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2014, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$411,956
Class C Shares	61,487
TOTAL	$473,443
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,762,641	$46,505,106	2,024,909	$46,571,490
Shares issued to shareholders in payment of distributions declared	324,057	8,227,208	369,463	7,512,524
Shares redeemed	(2,069,035)	(54,802,954)	(3,254,107)	(76,564,577)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	17,663	$(70,640)	(859,735)	$(22,480,563)

Year Ended September 30	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	246,640	$6,308,390	294,766	$6,663,861
Shares issued to shareholders in payment of distributions declared	44,305	1,092,011	36,019	713,543
Shares redeemed	(216,081)	(5,563,742)	(206,205)	(4,590,417)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	74,864	$1,836,659	124,580	$2,786,987

Year Ended September 30	2014		2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	320,021	$8,246,737	413,094	$8,990,396
Shares issued to shareholders in payment of distributions declared	28,018	704,247	14,452	292,054
Shares redeemed	(387,028)	(10,169,035)	(100,890)	(2,342,394)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(38,989)	$(1,218,051)	326,656	$6,940,056

Year Ended September 30	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,944,724	$183,231,079	9,404,918	$222,039,703
Shares issued to shareholders in payment of distributions declared	856,669	21,849,464	370,032	7,554,878
Shares redeemed	(3,737,429)	(98,928,622)	(2,389,777)	(54,484,442)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,063,964	$106,151,921	7,385,173	$175,110,139
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,117,502	$106,699,889	6,976,674	$162,356,619
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23

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2014 and 2013, was as follows:
	2014	2013
Ordinary income[1]	$18,963,763	$6,491,894
Long-term capital gains	$15,125,303	$11,338,801
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of September 30, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed income[2]	$21,917,299
Undistributed long-term capital gains	$42,872,713
Net unrealized appreciation	$62,614,674
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and REIT adjustments.
At September 30, 2014, the cost of investments for federal tax purposes was $612,187,063. The net unrealized appreciation of investments for federal tax purposes was $62,614,674. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $87,904,706 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,290,032.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2014, the Adviser voluntarily waived $222,980 of its fee. In addition, for the year ended September 30, 2014, an affiliate of the Adviser reimbursed $601,844 of transfer agent fees.
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24

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$184,461	$—
Class R Shares	48,772	(24,386)
TOTAL	$233,233	$(24,386)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2014, FSC retained $34,203 of fees paid by the Fund. For the year ended September 30, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2014, FSC retained $19,734 in sales charges from the sale of Class A Shares. FSC also retained $299 of CDSC relating to redemptions of Class A Shares and $3,267 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended September 30, 2014, FSSC received $20,956 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, expenses allocated from affiliated partnerships and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.01%, 1.51% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended September 30, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,518,970 and $1,038,516, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2014, the Adviser reimbursed $24,929. Transactions involving the affiliated holding during the year ended September 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2013	20,015,271
Purchases/Additions	308,244,734
Sales/Reductions	(302,169,273)
Balance of Shares Held 9/30/2014	26,090,732
Value	$26,090,732
Dividend Income	$14,072
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2014, were as follows:
Purchases	$534,934,078
Sales	$459,368,220
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2014, there were no outstanding loans. During the year ended September 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2014, there were no outstanding loans. During the year ended September 30, 2014, the program was not utilized.
9. SPIN-OFF DISTRIBUTION
On January 24, 2014, Starwood Property Trust, Inc. (STWD), a real estate investment trust (REIT) security owned by the Fund, completed a spin-off of Starwood Waypoint Residential Trust (SWAY). The company's public disclosure related to this spin-off indicated that the taxability of the distribution of SWAY common stock and the effect of this distribution on the tax basis of the STWD common stock will not be known until early 2015, subsequent to the publication of this Annual Report. Typically a portion of the dividend income received on REIT
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securities is deemed a return of capital (ROC); however because there is not enough information available at this time to calculate an estimated ROC percentage for STWD, the spin-off distribution of $3,312, 995 is presented as dividend income on the Fund's Statement of Operations, a portion of which may be reclassified as ROC in early 2015.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended September 30, 2014, the amount of long-term capital gains designated by the Fund was $15,125,303.
For the fiscal year ended September 30, 2014, 30.46% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended September 30, 2014, 27.01% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF THE Federated equity funds AND SHAREHOLDERS OF federated clover Small value fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Clover Small Value Fund (the “Fund”), a portfolio of Federated Equity Funds as of September 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Clover Small Value Fund as of September 30, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 24, 2014
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$977.30	$6.25
Class C Shares	$1,000	$973.70	$9.95
Class R Shares	$1,000	$976.30	$7.28
Institutional Shares	$1,000	$978.50	$5.01
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.75	$6.38
Class C Shares	$1,000	$1,014.99	$10.15
Class R Shares	$1,000	$1,017.70	$7.44
Institutional Shares	$1,000	$1,020.00	$5.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.26%
Class C Shares	2.01%
Class R Shares	1.47%
Institutional Shares	1.01%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen K. Gutch Birth Date: May 22, 1968 VICE PRESIDENT Officer since: February 2011 Portfolio Manager since: March 2009	Principal Occupations: Stephen K. Gutch has been the Fund's Portfolio Manager since March 2009. He is Vice President of the Trust with respect to the Fund. Mr. Gutch joined Federated in 2008 and is a Senior Vice President of the Fund's Adviser. Prior to joining Federated, Mr. Gutch was employed with Clover Capital Management, Inc. (“Clover”) where he served as Director of Research, overseeing the firm's portfolio management effort, and co-manager of Clover's small-cap value strategy. Prior to joining Clover in 2003, Mr. Gutch worked for Continental Advisors, LLC where he was managing director for the firm's financial services hedge fund. Prior to this, Mr. Gutch managed the financial services portfolio of Fulcrum Investment Group, LLC in Chicago for five years. Mr. Gutch has received the Chartered Financial Analyst designation. He received his B.A. in Economics from the University of Rochester and his M.B.A. from the William E. Simon Graduate School of Business Administration from the University of Rochester.
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Evaluation and Approval of Advisory Contract–May 2014
Federated Clover Small Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
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of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
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The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
41198 (11/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
September 30, 2014
Share Class	Ticker
A	VFCAX
B	VFCBX
C	VFCCX
R	VFCKX
Institutional	VFCIX

Federated Clover Value Fund
Successor to the Touchstone Value Opportunities Fund Established 1991

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2013 through September 30, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Clover Value Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended September 30, 2014, was 15.79% for Class A Shares, 14.90% for Class B Shares, 14.94% for Class C Shares, 15.52% for Class R Shares and 16.06% for Institutional Shares. The Russell 1000® Value Index (R1000V),1 a broad-based securities market index, returned 18.89% during the same period. The total return for the Morningstar Large Value Funds Average (MLVFA),2 a peer group average for the Fund, was 16.35% during the same reporting period. The Fund's and the MLVFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the R1000V.
The Fund's investment strategy seeks to achieve capital appreciation through careful analysis and selection of individual stocks. For the 12-month reporting period, stock selection was the most significant factor affecting the Fund's performance relative to the R1000V.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The stock market continued its winning streak over the past twelve months, with the S&P 500 and Dow Jones indexes setting new records. Economic momentum gained steam in the United States as the unemployment rate fell, consumer confidence improved, and Gross Domestic Product (GDP) finally began to accelerate. These factors emboldened the Federal Reserve to begin its tapering program under its new leader, Janet Yellen. Across the Atlantic, the European Central Bank continued to administer its easy monetary policies to keep the Eurozone limping forward in the face of deflationary forces. Elsewhere, in Asia, both Japanese and Chinese leaders implemented their respective stimulus packages to boost their economies and keep social unrest at bay. The net effect of all this stimulus has been rising prices for financial assets. Casting an ominous shadow, however, was escalating turmoil in Europe and the Middle East, with unrest in Ukraine and new terrorist threats in the Middle East demanding the attention of America and its allies. This geopolitical uncertainty contributed to a choppier market environment during the fourth quarter of the Fund's fiscal year.
Annual Shareholder Report
1

STOCK SELECTION
Stock selection within the Consumer Staples and Materials sectors led the Fund's performance for the reporting period. Hillshire Brands Company and CVS Caremark Corporation (which, in September, changed its name to CVS Health Corporation) were standout performers in Consumer Staples, while the Fund's performance in the Materials sector benefited from stocks such as Axiall Corporation and LyondellBasell Industries NV. Offsetting performance were the Fund's stock selections in the Industrials and Consumer Discretionary sectors. Our holdings in Timken Company and Hertz Global Holdings, Inc. held back the Industrials sector's performance, while lagging performance by General Motors Company negatively affected the Consumer Discretionary sector.
The Fund ended the fiscal year with an overweight to the R1000V with respect to Information Technology, while its largest underweight was in Financials. As always, these overweightings and underweightings are determined by our analysts' views of company-specific opportunities within their sectors of coverage and not macroeconomic or market-based forecasts. While the Fund's portfolio managers are cognizant of these factors that can affect the Fund's performance, the investment approach is primarily focused instead on adding value through vigorous, bottom-up, fundamental analysis in constructing a concentrated, yet diversified, portfolio.3
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the R1000V.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MLVFA.
3	Diversification does not assure a profit nor protect against loss. Value stocks tend to have higher dividends and thus have a higher income-related component in their total return than growth stocks. Value stocks also may lag growth stocks in performance, particularly in late stages of a market advance.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Clover Value Fund (the “Fund”)2 from September 30, 2004 to September 30, 2014, compared to the Russell 1000® Value Index (R1000V)3 and Morningstar Large Value Funds Average (MLVFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2014
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 9/30/2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	9.42%	11.86%	7.53%
Class B Shares[5]	9.40%	12.05%	7.50%
Class C Shares	13.94%	12.30%	7.38%
Class R Shares[5]	15.52%	12.82%	7.73%
Institutional Shares[5]	16.06%	13.42%	8.29%
R1000V	18.89%	15.26%	7.84%
MLVFA	16.35%	13.69%	7.19%
Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000V and MLVFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The Fund is the successor to Touchstone Value Opportunities Fund, a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to Clover Capital Multi Value Equity Common Fund, LLC, organized as a Delaware limited liability company only available to accredited investors. The Fund assumed the performance of the predecessor common fund. As a result of the reorganization on August 28, 2009, the Touchstone Value Opportunities Fund became the accounting survivor. The information presented above, for the periods prior to August 28, 2009, is historical information of Touchstone Value Opportunities Fund.
3	The R1000V measures the performance of the 1,000 largest of the 3,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The R1000V is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
5	The Fund's Class B Shares, Class R Shares and Institutional Shares commenced operations on August 29, 2009. For the period prior to the commencement of operations of Class B Shares, Class R Shares and Institutional Shares, the performance information shown is for the Fund's Class A Shares. In relation to Class B Shares and Class R Shares, the performance of Class A Shares has been adjusted to reflect the expenses applicable to each of those classes. In relation to Institutional Shares, the performance of Class A Shares has not been adjusted to reflect the expenses of Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of Class A Shares; however, the performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of Institutional Shares. Additionally, for both the Class R Shares and Institutional Shares, the performance information shown above has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)
At September 30, 2014, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	20.1%
Information Technology	15.4%
Health Care	13.8%
Energy	12.1%
Industrials	8.9%
Consumer Discretionary	7.5%
Consumer Staples	7.1%
Utilities	6.8%
Materials	5.4%
Telecommunication Services	1.3%
Cash Equivalents[2]	1.4%
Other Assets and Liabilities—Net[3]	0.2%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
5

Portfolio of Investments
September 30, 2014
Shares			Value
		COMMON STOCKS—98.4%
		Consumer Discretionary—7.5%
1,291,700		General Motors Co.	$41,256,898
1,443,100	[1]	MGM Resorts International	32,873,818
		TOTAL	74,130,716
		Consumer Staples—7.1%
311,900		CVS Corp.	24,824,121
241,500		Energizer Holdings, Inc.	29,755,215
3,178,300	[1]	Rite Aid Corp.	15,382,972
		TOTAL	69,962,308
		Energy—12.1%
1,268,700		BG Group PLC	23,337,395
319,500		Devon Energy Corp.	21,783,510
210,400		Exxon Mobil Corp.	19,788,120
382,700		Halliburton Co.	24,687,977
389,800	[1]	Whiting Petroleum Corp.	30,228,990
		TOTAL	119,825,992
		Financials—20.1%
786,600		American International Group, Inc.	42,492,132
278,300		Ameriprise Financial, Inc.	34,336,654
1,459,500		Bank of America Corp.	24,884,475
1,318,400		Fifth Third Bancorp	26,394,368
712,619		Hartford Financial Services Group, Inc.	26,545,058
1,066,300		Starwood Property Trust, Inc.	23,415,948
406,900		Wells Fargo & Co.	21,105,903
		TOTAL	199,174,538
		Health Care—13.8%
759,300		Abbott Laboratories	31,579,287
725,400	[1]	CareFusion Corp.	32,824,350
1,181,052		Pfizer, Inc.	34,923,707
696,200		Teva Pharmaceutical Industries Ltd., ADR	37,420,750
		TOTAL	136,748,094
		Industrials—8.9%
946,900		CSX Corp.	30,357,614
389,500		Ingersoll-Rand PLC, Class A	21,952,220
396,800		Stanley Black & Decker, Inc.	35,231,872
		TOTAL	87,541,706
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Information Technology—15.4%
1,069,600		CA, Inc.	$29,884,624
2,264,800		Corning, Inc.	43,801,232
2,549,900		NVIDIA Corp.	47,045,655
1,959,800		Western Union Co.	31,435,192
		TOTAL	152,166,703
		Materials—5.4%
919,500		Freeport-McMoRan, Inc.	30,021,675
574,100		MeadWestvaco Corp.	23,503,654
		TOTAL	53,525,329
		Telecommunication Services—1.3%
372,105		AT&T, Inc.	13,112,980
		Utilities—6.8%
919,500		NRG Energy, Inc.	28,026,360
367,800		Sempra Energy	38,758,764
		TOTAL	66,785,124
		TOTAL COMMON STOCKS (IDENTIFIED COST $850,874,326)	972,973,490
		INVESTMENT COMPANY—1.4%
13,545,156	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	13,545,156
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $864,419,482)[4]	986,518,646
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	1,896,035
		TOTAL NET ASSETS—100%	$988,414,681
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $865,560,452.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$890,263,125	$—	$—	$890,263,125
International	59,372,970	23,337,395	—	82,710,365
Investment Company	13,545,156	—	—	13,545,156
TOTAL SECURITIES	$963,181,251	$23,337,395	$—	$986,518,646
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.57	$16.10	$12.57	$13.00	$12.61
Income From Investment Operations:
Net investment income	0.28[1]	0.14[1]	0.14[1]	0.11[1]	0.08[1]
Net realized and unrealized gain (loss) on investments	2.81	3.47	3.44	(0.43)	0.39
TOTAL FROM INVESTMENT OPERATIONS	3.09	3.61	3.58	(0.32)	0.47
Less Distributions:
Distributions from net investment income	(0.12)	(0.15)	(0.14)	(0.11)	(0.08)
Return of capital	—	(0.00)[2,3]	—	—	—
TOTAL DISTRIBUTIONS	(0.12)	(0.15)	(0.14)	(0.11)	(0.08)
Regulatory Settlement Proceeds	—	0.01[4]	0.09[4]	—	—
Net Asset Value, End of Period	$22.54	$19.57	$16.10	$12.57	$13.00
Total Return[5]	15.79%	22.55%[4]	29.28%[4]	(2.60)%	3.72%
Ratios to Average Net Assets:
Net expenses	1.19%	1.19%	1.19%[6]	1.19%[6]	1.19%[6]
Net investment income	1.26%	0.81%	0.93%	0.76%	0.63%
Expense waiver/reimbursement[7]	0.08%	0.11%	0.14%	0.16%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$709,502	$664,588	$614,914	$518,057	$575,762
Portfolio turnover	98%	81%	63%	98%	76%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.19%, 1.19% and 1.19% for the years ended September 30, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.48	$16.03	$12.52	$12.96	$12.59
Income From Investment Operations:
Net investment income (loss)	0.12[1]	0.01[1]	0.03[1]	0.00[1,2]	(0.01)[1]
Net realized and unrealized gain (loss) on investments	2.78	3.45	3.42	(0.43)	0.38
TOTAL FROM INVESTMENT OPERATIONS	2.90	3.46	3.45	(0.43)	0.37
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.02)	(0.03)	(0.01)	(0.00)[2]
Distributions from return of capital	—	(0.00)[2,3]	—	—	—
TOTAL DISTRIBUTIONS	(0.00)[2]	(0.02)	(0.03)	(0.01)	(0.00)[2]
Regulatory Settlement Proceeds	—	0.01[4]	0.09[4]	—	—
Net Asset Value, End of Period	$22.38	$19.48	$16.03	$12.52	$12.96
Total Return[5]	14.90%	21.70%[4]	28.29%[4]	(3.30)%	2.96%
Ratios to Average Net Assets:
Net expenses	1.92%	1.92%	1.92%[6]	1.92%[6]	1.92%[6]
Net investment income (loss)	0.53%	0.08%	0.19%	0.03%	(0.11)%
Expense waiver/reimbursement[7]	0.17%	0.26%	0.30%	0.30%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,788	$33,452	$33,658	$39,973	$57,625
Portfolio turnover	98%	81%	63%	98%	76%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92% and 1.92% for the years ended September 30, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.50	$16.06	$12.54	$12.98	$12.61
Income From Investment Operations:
Net investment income (loss)	0.12[1]	0.01[1]	0.03[1]	0.00[1,2]	(0.01)[1]
Net realized and unrealized gain (loss) on investments	2.79	3.45	3.43	(0.42)	0.38
TOTAL FROM INVESTMENT OPERATIONS	2.91	3.46	3.46	(0.42)	0.37
Less Distributions:
Distributions from net investment income	(0.00)[2]	(0.03)	(0.03)	(0.02)	(0.00)[2]
Distributions from return of capital	—	(0.00)[2,3]	—	—	—
TOTAL DISTRIBUTIONS	(0.00)[2]	(0.03)	(0.03)	(0.02)	(0.00)[2]
Regulatory Settlement Proceeds	—	0.01[4]	0.09[4]	—	—
Net Asset Value, End of Period	$22.41	$19.50	$16.06	$12.54	$12.98
Total Return[5]	14.94%	21.61%[4]	28.34%[4]	(3.29)%	2.95%
Ratios to Average Net Assets:
Net expenses	1.92%	1.92%	1.92%[6]	1.92%[6]	1.92%[6]
Net investment income (loss)	0.53%	0.08%	0.19%	0.03%	(0.11)%
Expense waiver/reimbursement[7]	0.13%	0.16%	0.19%	0.21%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,022	$41,237	$37,331	$33,947	$38,708
Portfolio turnover	98%	81%	63%	98%	76%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92% and 1.92% for the years ended September 30, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.58	$16.11	$12.57	$13.01	$12.62
Income From Investment Operations:
Net investment income	0.24[1]	0.11[1]	0.10[1]	0.07[1]	0.02[1]
Net realized and unrealized gain (loss) on investments	2.80	3.46	3.46	(0.44)	0.39
TOTAL FROM INVESTMENT OPERATIONS	3.04	3.57	3.56	(0.37)	0.41
Less Distributions:
Distributions from net investment income	(0.08)	(0.11)	(0.11)	(0.07)	(0.02)
Distributions from return of capital	—	(0.00)[2,3]	—	—	—
TOTAL DISTRIBUTIONS	(0.08)	(0.11)	(0.11)	(0.07)	(0.02)
Regulatory Settlement Proceeds	—	0.01[4]	0.09[4]	—	—
Net Asset Value, End of Period	$22.54	$19.58	$16.11	$12.57	$13.01
Total Return[5]	15.52%	22.32%[4]	29.07%[4]	(2.92)%	3.22%
Ratios to Average Net Assets:
Net expenses	1.38%	1.38%	1.42%[6]	1.46%[6]	1.67%[6]
Net investment income	1.06%	0.62%	0.70%	0.49%	0.14%
Expense waiver/reimbursement[7]	0.28%	0.29%	0.31%	0.30%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,505	$24,706	$20,830	$16,169	$14,733
Portfolio turnover	98%	81%	63%	98%	76%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.42%, 1.46% and 1.67% for the years ended September 30, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.60	$16.12	$12.58	$13.02	$12.63
Income From Investment Operations:
Net investment income	0.34[1]	0.19[1]	0.18[1]	0.15[1]	0.11[1]
Net realized and unrealized gain (loss) on investments	2.81	3.47	3.45	(0.45)	0.39
TOTAL FROM INVESTMENT OPERATIONS	3.15	3.66	3.63	(0.30)	0.50
Less Distributions:
Distributions from net investment income	(0.18)	(0.18)	(0.18)	(0.14)	(0.11)
Distributions from return of capital	—	(0.01)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.18)	(0.19)	(0.18)	(0.14)	(0.11)
Regulatory Settlement Proceeds	—	0.01[3]	0.09[3]	—	—
Net Asset Value, End of Period	$22.57	$19.60	$16.12	$12.58	$13.02
Total Return[4]	16.06%	22.90%[3]	29.66%[3]	(2.42)%	4.00%
Ratios to Average Net Assets:
Net expenses	0.94%	0.94%	0.94%[5]	0.94%[5]	0.94%[5]
Net investment income	1.54%	1.06%	1.18%	1.02%	0.87%
Expense waiver/reimbursement[6]	0.03%	0.04%	0.06%	0.09%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$173,598	$204,251	$174,998	$166,009	$143,281
Portfolio turnover	98%	81%	63%	98%	76%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	On September 9, 2013 and June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had a total return impact of 0.06% and 0.40%, respectively. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
4	Based on net asset value.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.93%, 0.93% and 0.93% for the years ended September 30, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Assets and Liabilities
September 30, 2014
Assets:
Total investment in securities, at value including $13,545,156 of investment in an affiliated holding (Note 5) (identified cost $864,419,482)		$986,518,646
Income receivable		1,267,741
Receivable for investments sold		26,600,141
Receivable for shares sold		405,374
TOTAL ASSETS		1,014,791,902
Liabilities:
Payable for investments purchased	$24,970,440
Payable for shares redeemed	718,049
Payable for distribution services fee (Note 5)	55,575
Payable for other service fees (Notes 2 and 5)	274,195
Accrued expenses (Note 5)	358,962
TOTAL LIABILITIES		26,377,221
Net assets for 43,866,417 shares outstanding		$988,414,681
Net Assets Consist of:
Paid-in capital		$949,920,560
Net unrealized appreciation of investments		122,099,164
Accumulated net realized loss on investments and foreign currency transactions		(91,359,622)
Undistributed net investment income (Note 10)		7,754,579
TOTAL NET ASSETS		$988,414,681
Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($709,501,511 ÷ 31,479,751 shares outstanding), no par value, unlimited shares authorized	$22.54
Offering price per share (100/94.50 of $22.54)	$23.85
Redemption proceeds per share	$22.54
Class B Shares:
Net asset value per share ($31,787,848 ÷ 1,420,103 shares outstanding), no par value, unlimited shares authorized	$22.38
Offering price per share	$22.38
Redemption proceeds per share (94.50/100 of $22.38)	$21.15
Class C Shares:
Net asset value per share ($46,021,929 ÷ 2,053,537 shares outstanding), no par value, unlimited shares authorized	$22.41
Offering price per share	$22.41
Redemption proceeds per share (99.00/100 of $22.41)	$22.19
Class R Shares:
Net asset value per share ($27,505,408 ÷ 1,220,170 shares outstanding), no par value, unlimited shares authorized	$22.54
Offering price per share	$22.54
Redemption proceeds per share	$22.54
Institutional Shares:
Net asset value per share ($173,597,985 ÷ 7,692,856 shares outstanding), no par value, unlimited shares authorized	$22.57
Offering price per share	$22.57
Redemption proceeds per share	$22.57
See Notes which are an integral part of the Financial Statements
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15

Statement of Operations
Year Ended September 30, 2014
Investment Income:
Dividends (including $17,452 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $12,613) (Note 10)			$25,695,773
Expenses:
Investment adviser fee (Note 5)		$7,841,124
Administrative fee (Note 5)		817,041
Custodian fees		37,063
Transfer agent fee (Note 2)		1,547,979
Directors'/Trustees' fees (Note 5)		5,334
Auditing fees		27,500
Legal fees		15,568
Portfolio accounting fees		169,735
Distribution services fee (Note 5)		737,630
Other service fees (Notes 2 and 5)		2,010,267
Share registration costs		69,637
Printing and postage		138,705
Miscellaneous (Note 5)		13,553
TOTAL EXPENSES		13,431,136
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(278,733)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(569,956)
TOTAL WAIVERS AND REIMBURSEMENTS		(848,689)
Net expenses			12,582,447
Net investment income			13,113,326
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			177,360,618
Net change in unrealized appreciation of investments			(37,187,204)
Net realized and unrealized gain on investments and foreign currency transactions			140,173,414
Change in net assets resulting from operations			$153,286,740
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Changes in Net Assets
Year Ended September 30	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (Note 10)	$13,113,326	$7,435,224
Net realized gain on investments and foreign currency transactions	177,360,618	121,004,127
Net change in unrealized appreciation/depreciation of investments	(37,187,204)	59,365,663
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	153,286,740	187,805,014
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,890,963)	(5,073,800)
Class B Shares	(2,820)	(46,320)
Class C Shares	(5,638)	(57,584)
Class R Shares	(96,358)	(137,804)
Institutional Shares	(1,617,603)	(1,968,137)
Return of capital
Class A Shares	—	(126,536)
Class B Shares	—	(77)
Class C Shares	—	(105)
Class R Shares	—	(3,366)
Institutional Shares	—	(52,873)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,613,382)	(7,466,602)
Share Transactions:
Proceeds from sale of shares	94,728,807	80,610,093
Net asset value of shares issued to shareholders in payment of distributions declared	4,978,569	6,749,775
Cost of shares redeemed	(227,200,122)	(181,455,378)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(127,492,746)	(94,095,510)
Regulatory Settlement Proceeds
Net increase from regulatory settlement (Note 9)	—	260,917
Change in net assets	20,180,612	86,503,819
Net Assets:
Beginning of period	968,234,069	881,730,250
End of period (including undistributed net investment income of $7,754,579 and $240,960, respectively) (Note 10)	$988,414,681	$968,234,069
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Notes to Financial Statements
September 30, 2014
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. GAAP requires that distributions in excess of tax basis earnings and profits be reported in these financial statements as a return of capital (ROC). Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended September 30, 2014, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$1,113,612	$(403,366)
Class B Shares	75,580	(48,815)
Class C Shares	84,975	(49,598)
Class R Shares	78,106	—
Institutional Shares	195,706	—
TOTAL	$1,547,979	$(501,779)
Other Service Fees
The Fund may pay fees (“other service fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2014, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,809,841
Class B Shares	85,952
Class C Shares	114,474
TOTAL	$2,010,267
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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21

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,695,843	$37,705,115	2,584,408	$46,539,505
Shares issued to shareholders in payment of distributions declared	155,862	3,528,121	266,288	4,708,104
Shares redeemed	(4,328,497)	(95,893,015)	(7,081,397)	(126,929,681)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,476,792)	$(54,659,779)	(4,230,701)	$(75,682,072)
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22

Year Ended September 30	2014		2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	151,411	$3,335,294	337,868	$6,055,790
Shares issued to shareholders in payment of distributions declared	124	2,730	2,733	44,302
Shares redeemed	(448,845)	(9,862,837)	(722,276)	(12,837,879)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(297,310)	$(6,524,813)	(381,675)	$(6,737,787)

Year Ended September 30	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	334,547	$7,407,808	300,334	$5,371,487
Shares issued to shareholders in payment of distributions declared	228	5,051	3,144	51,057
Shares redeemed	(395,780)	(8,655,959)	(514,014)	(9,225,237)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(61,005)	$(1,243,100)	(210,536)	$(3,802,693)

Year Ended September 30	2014		2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	290,210	$6,482,354	371,348	$6,687,768
Shares issued to shareholders in payment of distributions declared	4,200	95,172	7,904	139,635
Shares redeemed	(336,301)	(7,449,572)	(410,382)	(7,290,612)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(41,891)	$(872,046)	(31,130)	$(463,209)

Year Ended September 30	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,782,232	$39,798,236	880,035	$15,955,543
Shares issued to shareholders in payment of distributions declared	59,824	1,347,495	101,198	1,806,677
Shares redeemed	(4,572,675)	(105,338,739)	(1,412,202)	(25,171,969)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,730,619)	$(64,193,008)	(430,969)	$(7,409,749)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,607,617)	$(127,492,746)	(5,285,011)	$(94,095,510)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds and foreign currency transactions.
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23

For the year ended September 30, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(110,477)	$13,675	$96,802
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2014 and 2013, was as follows:
	2014	2013
Ordinary income	$5,613,382	$7,283,645
Return of capital	$—	$182,957
As of September 30, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed income	$7,754,579
Net unrealized appreciation	$120,958,194
Capital loss carryforwards	$(90,218,652)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At September 30, 2014, the cost of investments for federal tax purposes was $865,560,452. The net unrealized appreciation of investments for federal tax purposes was $120,958,194. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $152,546,390 and net unrealized depreciation from investments for those securities having an excess of cost over value of $31,588,196.
At September 30, 2014, the Fund had a capital loss carryforward of $90,218,652 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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24

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$47,086,002	NA	$47,086,002
2017	$30,314,241	NA	$30,314,241
2018	$12,818,409	NA	$12,818,409
The Fund used capital loss carryforwards of $177,389,478 to offset capital gains realized during the year ended September 30, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2014, the Adviser voluntarily waived $248,103 of its fee. In addition, for the year ended September 30, 2014, an affiliate of the adviser reimbursed $501,779 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$257,857	$—
Class C Shares	343,420	—
Class R Shares	136,353	(68,177)
TOTAL	$737,630	$(68,177)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2014, FSC retained $158,929 of fees paid by the Fund. For the year ended September 30, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2014, FSC retained $49,031 in sales charges from the sale of Class A Shares. FSC also retained $49,685 of CDSC relating to redemptions of Class B Shares and $1,989 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended September 30, 2014, FSSC received $412,876 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related
Annual Shareholder Report
26

expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.92%, 1.92%, 1.42% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2014, the Adviser reimbursed $30,630. Transactions involving the affiliated holding during the year ended September 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2013	27,629,338
Purchases/Additions	385,033,429
Sales/Reductions	(399,117,611)
Balance of Shares Held 9/30/2014	13,545,156
Value	$13,545,156
Dividend Income	$17,452
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2014, were as follows:
Purchases	$991,706,207
Sales	$1,099,710,598
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2014, there were no outstanding loans. During the year ended September 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2014, there were no outstanding loans. During the year ended September 30, 2014, the program was not utilized.
9. REGULATORY SETTLEMENT PROCEEDS
On September 9, 2013, the Fund received a distribution of $260,917, representing a residual distribution from the settlement of administrative proceedings involving findings by the SEC of alleged market timing and/or late trading in several Federated Funds including the Fund. The settlement was recorded as an increase to paid-in capital.
10. SPIN-OFF DISTRIBUTION
On January 24, 2014, Starwood Property Trust, Inc. (STWD), a real estate investment trust (REIT) security owned by the Fund, completed a spin-off of Starwood Waypoint Residential Trust (SWAY). The company's public disclosure related to this spin-off indicated that the taxability of the distribution of SWAY common stock and the effect of this distribution on the tax basis of the STWD common stock will not be known until early 2015, subsequent to the publication of this Annual Report. Typically a portion of the dividend income received on REIT securities is deemed a ROC; however, because there is not enough information available at this time to calculate an estimated ROC percentage for STWD, the additional income from the spin-off of $6,283,082, as well as the income from the normal quarterly dividend, will not be distributed by the Fund until the December 2014 ex-date.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended September 30, 2014, 100% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended September 30, 2014, 100% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF THE Federated equity funds AND SHAREHOLDERS OF federated clover value fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Clover Value Fund (the “Fund”), a portfolio of Federated Equity Funds as of September 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian and transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Clover Value Fund as of September 30, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 24, 2014
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,008.10	$5.99
Class B Shares	$1,000	$1,004.50	$9.65
Class C Shares	$1,000	$1,004.50	$9.65
Class R Shares	$1,000	$1,007.20	$6.94
Institutional Shares	$1,000	$1,009.40	$4.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.10	$6.02
Class B Shares	$1,000	$1,015.44	$9.70
Class C Shares	$1,000	$1,015.44	$9.70
Class R Shares	$1,000	$1,018.15	$6.98
Institutional Shares	$1,000	$1,020.36	$4.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.19%
Class B Shares	1.92%
Class C Shares	1.92%
Class R Shares	1.38%
Institutional Shares	0.94%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen K. Gutch Birth Date: May 22, 1968 VICE PRESIDENT Officer since: February 2011 Portfolio Manager since: May 2009	Principal Occupations: Stephen K. Gutch has been the Fund's Portfolio Manager since May 2009. He is Vice President of the Trust with respect to the Fund. Mr. Gutch joined Federated in 2008 and is a Senior Vice President of the Fund's Adviser. Prior to joining Federated, Mr. Gutch was employed with Clover Capital Management, Inc. (“Clover”) where he served as Director of Research, overseeing the firm's portfolio management effort, and co-manager of Clover's small-cap value strategy. Prior to joining Clover in 2003, Mr. Gutch worked for Continental Advisors, LLC where he was managing director for the firm's financial services hedge fund. Prior to this, Mr. Gutch managed the financial services portfolio of Fulcrum Investment Group, LLC in Chicago for five years. Mr. Gutch has received the Chartered Financial Analyst designation. He received his B.A. in Economics from the University of Rochester and his M.B.A. from the William E. Simon Graduate School of Business Administration from the University of Rochester.
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Evaluation and Approval of Advisory Contract–May 2014
Federated Clover Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
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allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report
42

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
43

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
44

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172255
CUSIP 314172248
CUSIP 314172230
CUSIP 314172222
CUSIP 314172214
41200 (11/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
September 30, 2014
Share Class	Ticker
A	BEARX
C	PBRCX
Institutional	PBRIX

Federated Prudent Bear Fund
Successor to the Prudent Bear Fund Established 1995

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2013 through September 30, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Prudent Bear Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended September 30, 2014, was -18.43% for Class A Shares, -19.03% for Class C Shares and -18.18% for Institutional Shares. The total return of the Standard & Poor's 500 Index (S&P 500),1 a broad-based securities market index, was 19.73% for the same period. The total return for the Fund's market benchmark, the S&P 500 Inverse Daily Index (S& P 500 Inverse),2 was -17.21% for the same period. The total return of the Morningstar Bear Market Funds Average (MBMFA),3 a peer group average for the Fund, was -21.96%. The Fund's and MBMFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the S&P 500 or S&P 500 Inverse.
Integral to the mandate of providing a reliable market hedge while also managing risk prudently, the Fund managers' increase Fund short exposure when they gauge the market environment is more favorable for shorting and reduce short positions when the environment is viewed as less favorable.4 Unprecedented policy measures and the resulting “risk on, risk off” market dynamic created extraordinary challenges in gauging a highly unstable backdrop. A major market advance, along with declines in metals stocks, hurt performance during the reporting period. The Fund's investment strategy focused on positioning and strategy and the performance of gold5 equities during the reporting period. These were the most significant factors affecting Fund performance relative to the S&P 500 Inverse.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The 12-month reporting period provided a continuation of extraordinary global market, policymaking and economic backdrops. The market environment was dominated by ongoing aggressive stimulus measures from the world's major central banks. The Federal Reserve (the Fed) holdings expanded by $700 billion during the reporting period to $4.45 trillion, increasing the two-year quantitative easing (QE3) program to $1.64 trillion. Bank of Japan assets surged 33% during the period to surpass $2.5 trillion. The European Central Bank adopted a plan to significantly expand its balance sheet through purchases of asset-backed securities.
U.S. securities markets continued to thrive on Fed support. By the end of the reporting period, the S&P 500 had posted an extraordinary two-year return of 42.75%. The Nasdaq-100 Index6 returned 27.48% during the reporting period, with a two-year return of 49.0%. Indicative of the speculative backdrop, the NYSE Arca Biotechnology Index7 posted one and two-year returns of 42.14%
Annual Shareholder Report

and 99.01%, respectively. Outsized returns were not limited to equities. Treasury yields declined 12 basis points during the reporting period, while indices of investment-grade and high-yield corporate debt spreads narrowed to multi-year lows. Equities were supported by record below investment-grade debt issuance and the strongest mergers and acquisitions (M&A) activity since 2007.
Booming stocks, bonds and M&A supported the U.S. economic recovery, although growth remained unimpressive relative to central bank-supported financial conditions. Robust markets and relatively strong growth compared to most major economies bolstered the U.S. dollar. An abrupt dollar rally versus most “developed” and “developing” currencies late in the period fostered general currency and emerging market instability.
In spite of ongoing significant monetary stimulus, global disinflationary forces gained momentum. During the period, the S&P GSCI8 commodities index declined 9.19%. Many commodity prices traded to multi-year lows. The reporting period saw soybeans sink 28.8%, wheat drop 29.6% and corn fall 27.4%. Cotton lost 28.1%, silver sank 21.4% and Brent crude fell 10.9%. Economies with large exposure to commodities saw the relative value of their currencies decrease late in the period.
Global fundamentals weakened during the reporting period, as growth slowed markedly in China, Europe, Japan and in many developing economies. In spite of buoyant markets, major economies including France, Italy and Brazil fell into recession. The geopolitical backdrop also worsened. The Ukrainian conflict escalated with Russia. Sanctions between the West and Russia weakened an already fragile Europe. From the Fund managers' perspective, the divergence between a deteriorating fundamental backdrop and inflating global securities market bubbles became even more extreme.
POSITIONING AND STRATEGY
The underperformance of the Fund's Institutional Shares versus the S&P 500 Inverse (the inverse of the total return of the S&P 500) for the reporting period was primarily due to losses suffered on the Fund's long investments. It remained an exceptionally unfavorable environment for shorting stocks. Moreover, a poor market backdrop for precious metals equities, especially late in the reporting period, provided another stiff performance headwind. Overall, it remained a challenging backdrop for the Fund managers to implement their risk-based, reliable market hedge strategy.
Total net short exposure varied between 80% and 90% throughout much of the reporting period, while the overall composition of short exposure was managed prudently. Stock picking on the short side remained particularly difficult. For the most part, a speculative marketplace was content to look past deteriorating fundamentals. This dictated tight risk control for individual company short exposures.
Annual Shareholder Report

The Fund commenced the reporting period with net short exposure at 85.5%, at the mid-point of the typical range of between 70% and 100% short. The Fund managers viewed the environment as particularly unsettled. They believed a highly speculative marketplace was ignoring important negative developments. In general, market exuberance and abundant liquidity created a poor environment for shorting, though the Fund managers believed the bullish liquidity backdrop was increasingly vulnerable.
At several junctures during the reporting period it appeared the market had begun to adjust to a deteriorating fundamental backdrop. Negative developments included a quarter of contracting GDP, worsening fundamentals in China and Emerging Market (EM) economies and a general global slowdown. Several times the Fund managers boosted short exposure in response to what they believed was heightened market vulnerability and confirmation of their bearish thesis, only to have to reverse course as the market resumed its historic run.
Late in the reporting period, the Fund managers adopted a more opportunistic approach in response to what they viewed as major deterioration in global fundamentals and market underpinnings. Gross short exposure was increased 640 basis points in September to end the reporting period at 94.5%. Along with global vulnerabilities, U.S. market breadth had begun to narrow. And with indicators pointing to an incipient tightening of financial conditions, the Fund managers moved to adjust the composition of Fund short exposure. The S&P 500 index short was reduced 960 basis points during September, while the Fund's sector short positions were boosted 970 basis points. Sector short positioning focused on U.S. broader market indices, industrials and financials, along with EM and German equities. The Fund's put option position was increased.
The Fund management team gained further confidence in their bubble thesis. As such, the management team was more determined than ever to work diligently both to manage through unusual challenges and to capitalize on perceived extraordinary market opportunities.
performance of gold equities
Losses on the Fund's gold equities holdings had a negative impact on performance, although losses were mitigated by generally defensive positioning. With bullion down $121, or 9.1%, during the reporting period, the NYSE Arca Gold BUGS Index (HUI),9 a modified equal dollar-weighted index of companies involved in gold mining, returned -13.7%. The Fund's gold equities did outperform the HUI. The Fund began the reporting period with a 3.8% gold equities allocation, near the low end of the typical range, and ended the period at 3.9%.
Annual Shareholder Report

1	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500.
2	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Inverse.
3	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MBMFA.
4	The Fund regularly makes short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. The Fund may also use options and futures contracts, which have risks associated with unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. However, a mutual fund investor's risk is limited to the amount of investment in a mutual fund. The Fund may also hold restricted securities purchased through private placements. Such securities may be difficult to sell without experiencing delays or additional costs. Please see the Prospectus for further details. Considering the increased risks, the Fund may not be suitable for all investors.
5	Investments in gold and precious metals are subject to additional risks such as the possibility of substantial price fluctuations over a short period of time.
6	The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The index is unmanaged, and it is not possible to invest directly in an index.
7	The NYSE Arca Biotechnology Index is an equal dollar-weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. The index is unmanaged, and it is not possible to invest directly in an index.
8	S&P GSCI is a production-weighted index that consists of 24 commodity futures on physical commodities across five sectors (energy, agriculture, livestock, industrial metals and precious metals) meant to be representative of the global commodity market beta. The index is unmanaged, and it is not possible to invest directly in an index.
9	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT1
The graph below illustrates the hypothetical investment of $10,0002 in the Federated Prudent Bear Fund from September 30, 2004 to September 30, 2014, compared to the Standard & Poor's 500 Index (S&P 500),3 S&P 500 Inverse Daily Index (S&P 500 Inverse)3 and the Morningstar Bear Market Funds Average (MBMFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of $10,000 as of September 30, 2014
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 9/30/2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #2)
	1 Year	5 Years	10 Years
Class A Shares	-22.90%	-17.01%	-6.57%
Class C Shares	-19.84%	-16.67%	-6.72%
Institutional Shares	-18.18%	-15.85%	-5.89%
S&P 500	19.73%	15.70%	8.11%
S&P 500 Inverse	-17.21%	-15.51%	-8.10%
MBMFA	-21.96%	-24.11%	-16.49%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Federated Prudent Bear Fund is the successor to Prudent Bear Fund pursuant to a reorganization that took place on December 5, 2008. The information presented above for periods prior to December 5, 2008, for Class A Shares and Institutional Shares is historical information for the No Load Shares of Prudent Bear Fund. The information presented above for periods prior to December 5, 2008, for Class C Shares is historical information for the Class C Shares of Prudent Bear Fund. Effective December 8, 2008, a maximum sales charge of 5.50% for newly purchased Class A Shares was implemented. The line graphs above reflect any front-end sales charges, as applicable, as of the date of the initial investment. The Average Annual Total Returns reflect the current sales charges applicable to each class.
2	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% is effective for newly purchased shares beginning on December 8, 2008; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the S&P 500 Inverse have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The S&P 500 and the S&P 500 Inverse are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 is a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index. The S&P 500 Inverse is designed to provide the inverse performance of the S&P 500, representing a short position in the index. The S&P 500 and the S&P 500 Inverse are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At September 30, 2014, the Fund's portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(60.6)%
Derivative Contracts—Short (notional value)[1]	(24.0)%
U.S. Treasury Securities	44.5%
Common Stocks	3.9%
Other Securities[2]	0.6%
Cash Equivalents[3]	50.7%
Adjustment for Derivative Contracts (notional value)[1]	24.3%
Collateral on Deposit for Securities Sold Short	57.7%
Other Assets and Liabilities—Net[4]	2.9%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Securities include warrants and purchased put options.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.

At September 30, 2014, the Fund's sector composition5 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[6]
Broad Equity Index	51.3%
Consumer Discretionary	14.7%
Information Technology	8.2%
Industrials	7.7%
Financials	6.6%
Consumer Staples	4.5%
Materials	3.2%
Energy	2.2%
Utilities	1.4%
Health Care	0.2%
TOTAL	100.0%
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
6	Includes any short positions on futures contracts.
Annual Shareholder Report

Portfolio of Investments
September 30, 2014
Shares or Principal Amount			Value
		COMMON STOCKS—3.9%
		Energy—0.4%
200,000	[1]	BNK Petroleum, Inc.	$166,079
120,000	[1]	Bellatrix Exploration Ltd.	737,176
100,000	[1]	Legacy Oil + Plus Gas, Inc.	547,346
10,000		Paramount Resources Ltd.	572,793
		TOTAL	2,023,394
		Materials—3.5%
3,500,000	[1]	Abacus Mining & Exploration Corp.	156,257
17,877		Agnico Eagle Mines Ltd.	517,019
20,400		Agnico Eagle Mines Ltd.	592,212
100,000		Alamos Gold, Inc.	797,357
575,000	[1]	Corvus Gold, Inc.	462,074
75,000	[1]	Detour Gold Corp.	587,973
419,396	[1]	Duluth Metals Ltd.	89,874
165,000	[1]	Dundee Precious Metals, Inc.	655,609
25,197		Franco-Nevada Corp.	1,236,733
38,100		Goldcorp, Inc., Class A	877,443
800,000	[1]	Gryphon Minerals, Ltd.	94,456
78,850	[1]	Imperial Metals Corp.	611,819
55,000	[1]	Kennady Diamonds, Inc.	383,053
200,000	[1]	Lydian International Ltd.	148,221
675,000	[1]	MacArthur Minerals Ltd.	126,568
97,000	[1]	Mag Silver Corp.	721,470
150,833	[1,2]	Mountain Province Diamonds, Inc.	747,465
1,100,000	[1]	Orezone Gold Corp.	677,709
39,500	[1]	Osisko Gold Royalties Ltd.	500,120
400,000		Panoramic Resources Ltd.	229,248
507,166	[1]	Rackla Metals, Inc.	9,057
1,521,500	[1]	Radius Gold, Inc.	122,269
105,000	[1]	Reservoir Minerals, Inc.	421,894
1,000,000	[1]	Romarco Minerals, Inc.	651,815
230,000		SEMAFO, Inc.	809,143
2		Silver Wheaton Corp.	40
85,000	[1]	Stillwater Mining Co.	1,277,550
100,000	[1]	Virginia Mines, Inc.	1,138,444
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
102,000		Yamana Gold, Inc.	$612,000
51,618		Yamana Gold, Inc.	309,722
		TOTAL	15,564,614
		TOTAL COMMON STOCKS (IDENTIFIED COST $28,817,101)	17,588,008
		WARRANTS—0.0%
		Materials—0.0%
15,625	[1]	Pan American Silver Corp., Warrants, Expiration Date 12/7/2014	13
56,471	[1]	Pan American Silver Corp., Warrants, Expiration Date 12/7/2014	0
		TOTAL WARRANTS (IDENTIFIED COST $578,135)	13
		U.S. TREASURY—44.5%
		U.S. Treasury Bill—22.2%
$100,000,000	[3]	United States Treasury Bill, 0.065%, 12/18/2014	99,995,650
		U.S. Treasury Note—22.3%
100,000,000	[4]	United States Treasury Note, 2.25%, 1/31/2015	100,727,050
		TOTAL U.S. TREASURY (IDENTIFIED COST $200,703,772)	200,722,700
		PURCHASED PUT OPTIONS—0.6%
100,000	[1]	Intel Corp., Strike Price $27.00, Expiration Date 10/18/2014	2,000
270,000	[1]	iShares MSCI Emerging Markets ETF, Strike Price $41.00, Expiration Date 12/20/2014	372,600
410,000	[1]	iShares Russell 2000 Value ETF, Strike Price $105.00, Expiration Date 12/20/2014	1,109,050
130,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $166.00, Expiration Date 10/18/2014	6,500
520,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $170.00, Expiration Date 12/20/2014	455,000
150,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $175.00, Expiration Date 12/20/2014	181,500
70,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $180.00, Expiration Date 1/17/2015	163,800
230,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $185.00, Expiration Date 12/20/2014	550,850
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $5,053,990)	2,841,300
Annual Shareholder Report

Shares or Principal Amount			Value
		INVESTMENT COMPANY—50.7%
228,247,978	[5,6]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	$228,247,978
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $463,400,976)[7]	449,399,999
		OTHER ASSETS AND LIABILITIES - NET—0.3%[8]	1,255,317
		TOTAL NET ASSETS—100%	$450,655,316
SECURITIES SOLD SHORT
Shares		Value
8,000	58.com, Inc., ADR	$298,000
135,000	ABB Ltd., ADR	3,025,350
17,000	Accenture PLC	1,382,440
243,000	AES Corp.	3,445,740
23,500	Allegheny Technologies, Inc.	871,850
13,600	Amazon.com, Inc.	4,385,184
641,000	Ambev SA, ADR	4,198,550
9,000	Analog Devices, Inc.	445,410
230,000	ArcelorMittal SA	3,148,700
11,500	Arrow Electronics, Inc.	636,525
105,000	Au Optronics Corp., ADR	436,800
30,000	Autodesk, Inc.	1,653,000
15,500	Avnet, Inc.	643,250
110,000	Bank of America Corp.	1,875,500
14,000	Benefitfocus, Inc.	377,160
61,000	BHP Billiton Ltd., ADR	3,591,680
3,500	BlackRock, Inc.	1,149,120
33,500	C.H. Robinson Worldwide, Inc.	2,221,720
41,000	Calpine Corp.	889,700
52,500	Campbell Soup Co.	2,243,325
49,000	CarMax, Inc.	2,276,050
22,000	Cavium Networks, Inc.	1,094,060
14,500	Check Point Software Technologies Ltd.	1,003,980
9,000	Cisco Systems, Inc.	226,530
35,000	Citigroup, Inc.	1,813,700
54,000	CommScope Holdings Co., Inc.	1,291,140
5,000	Commvault Systems, Inc.	252,000
23,000	Corning, Inc.	444,820
117,000	Credit Suisse Group AG, ADR	3,233,880
Annual Shareholder Report

Shares		Value
42,000	Deere & Co.	$3,443,580
10,000	Demandware, Inc.	509,200
58,500	DeVry Education Group, Inc.	2,504,385
23,000	Diebold, Inc.	812,360
33,000	Dillards, Inc., Class A	3,596,340
8,500	E-Commerce China Dangdang, Inc., ADR	103,700
73,000	Energy Select Sector SPDR	6,615,260
12,000	Facebook, Inc.	948,480
149,000	Flextronics International Ltd.	1,537,680
80,000	Ford Motor Co.	1,183,200
44,000	Fossil, Inc.	4,131,600
31,500	Franklin Resources, Inc.	1,720,215
46,000	General Mills, Inc.	2,320,700
136,500	General Motors Co.	4,359,810
32,000	Gentex Corp.	856,640
6,000	Goldman Sachs Group, Inc.	1,101,420
52,000	Goodyear Tire & Rubber Co.	1,174,420
10,000	Guidewire Software, Inc.	443,400
40,000	Harley-Davidson, Inc.	2,328,000
43,500	Hewlett-Packard Co.	1,542,945
61,000	HSBC Holdings PLC, ADR	3,103,680
8,000	IBM Corp.	1,518,640
323,000	Industrial Select Sect SPDR	17,167,450
295,000	iShares MSCI Emerging Markets ETF	12,260,200
355,000	iShares MSCI Germany	9,833,500
120,000	iShares Russell 2000 ETF	13,122,000
100,000	Itau Unibanco Holding SA, ADR	1,388,000
11,000	Jabil Circuit, Inc.	221,870
4,000	JD.com, Inc., ADR	103,280
23,500	Johnson Controls, Inc.	1,034,000
18,500	JPMorgan Chase & Co.	1,114,440
10,000	Juniper Networks, Inc.	221,500
48,500	Kate Spade & Co.	1,272,155
38,500	Kellogg Co.	2,371,600
21,500	Kennametal, Inc.	888,165
72,500	Las Vegas Sands Corp.	4,510,225
26,500	LG Display Co. Ltd., ADR	417,375
20,000	Linear Technology Corp.	887,800
64,000	Market Vectors Semiconductor ETF	3,269,760
169,000	Melco PBL Entertainment (Macau) Ltd., ADR	4,443,010
59,000	Michael Kors Holdings Ltd.	4,212,010
Annual Shareholder Report

Shares		Value
32,300	Morgan Stanley	$1,116,611
3,000	NetFlix, Inc.	1,353,540
23,500	Newfield Exploration Co.	871,145
8,500	Nimble Storage, Inc.	220,745
30,500	NRG Energy, Inc.	929,640
90,000	Ocwen Financial Corp.	2,356,200
47,000	Oracle Corp.	1,799,160
59,000	Owens Corning, Inc.	1,873,250
74,500	Peabody Energy Corp.	922,310
6,200	Perrigo Co.	931,178
42,000	Powershares QQQ Trust	4,149,180
65,000	PowerShares S&P 500 High Beta Portfolio	2,156,160
9,500	Proto Labs, Inc.	655,500
13,500	Qualcomm, Inc.	1,009,395
91,000	Rio Tinto PLC, ADR	4,475,380
117,000	Santander Consumer USA Holdings, Inc.	2,083,770
2,500	SINA.com	102,850
2,000	Sohu.com, Inc.	100,460
10,000	SouFun Holdings Ltd., ADR	99,500
10,000	Spansion, Inc.	227,900
167,000	SPDR S&P 500 ETF Trust	32,902,340
52,000	SPDR S&P MidCap 400 ETF Trust	12,964,640
5,500	Stratasys, Inc.	664,290
14,000	Tesla Motors, Inc.	3,397,520
6,500	Texas Instruments, Inc.	309,985
120,000	The Coca-Cola Co.	5,119,200
181,500	UBS AG	3,152,655
13,500	Wal-Mart Stores, Inc.	1,032,345
135,000	Western Union Co.	2,165,400
2,500	Workday, Inc.	206,250
24,500	Wynn Resorts Ltd.	4,583,460
114,000	Xerox Corp.	1,508,220
5,000	Xilinx, Inc.	211,750
58,000	Yum! Brands, Inc.	4,174,840
1,500	YY, Inc., ADR	112,335
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $277,516,665)	$273,088,263
Annual Shareholder Report

At September 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 Index Short Futures	220	$108,102,500	December 2014	$1,190,899
Net Unrealized Appreciation on Value of Securities Sold Short and Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
3	Discount rate at time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holding.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $475,159,493.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,277,550	$—	$—	$1,277,550
International	15,239,289	323,704	747,465[1]	16,310,458
Warrants	—	13	—	13
Debt Securities:
U.S. Treasury	—	200,722,700	—	200,722,700
Purchased Put Options	2,841,300	—	—	2,841,300
Investment Company	228,247,978	—	—	228,247,978
TOTAL SECURITIES	$247,606,117	$201,046,417	$747,465	$449,399,999
OTHER FINANCIAL INSTRUMENTS[2]	$(271,897,364)	$—	$—	$(271,897,364)
1	Includes $800,987 of a common stock security transferred from Level 1 to Level 3 because securities ceased trading during the period and fair values were determined using valuation techniques utilizing unobservable market data due to observable market being unavailable. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include securities sold short and futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$2.93	$3.74	$4.98	$5.09	$5.74
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.09)	(0.10)	(0.10)	(0.12)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(0.46)	(0.72)	(1.14)	(0.01)	(0.53)
TOTAL FROM INVESTMENT OPERATIONS	(0.54)	(0.81)	(1.24)	(0.11)	(0.65)
Net Asset Value, End of Period	$2.39	$2.93	$3.74	$4.98	$5.09
Total Return[2]	(18.43)%	(21.66)%	(24.90)%	(2.16)%	(11.32)%
Ratios to Average Net Assets:
Net expenses	2.99%	2.75%[3]	2.47%[3]	2.29%[3]	2.42%[3]
Net expenses excluding dividends and other expenses related to short sales	1.76%	1.75%[3]	1.74%[3]	1.74%[3]	1.72%[3]
Net investment income (loss)	(2.90)%	(2.60)%	(2.37)%	(2.16)%	(2.31)%
Expense waiver/reimbursement[4]	0.03%	0.00%[5]	0.00%[5]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$203,644	$321,969	$547,426	$949,893	$1,212,331
Portfolio turnover	465%	498%	480%	473%	379%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.74%, 2.47%, 2.29% and 2.42%, after taking into account these expense reductions for the years ended September 30, 2013, 2012, 2011 and 2010, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$2.68	$3.44	$4.61	$4.75	$5.40
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.10)	(0.12)	(0.13)	(0.15)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(0.42)	(0.66)	(1.05)	(0.01)	(0.50)
TOTAL FROM INVESTMENT OPERATIONS	(0.51)	(0.76)	(1.17)	(0.14)	(0.65)
Net Asset Value, End of Period	$2.17	$2.68	$3.44	$4.61	$4.75
Total Return[2]	(19.03)%	(22.09)%	(25.38)%	(2.95)%	(12.04)%
Ratios to Average Net Assets:
Net expenses	3.74%	3.50%[3]	3.22%[3]	3.04%[3]	3.17%[3]
Net expenses excluding dividends and other expenses related to short sales	2.51%	2.50%[3]	2.49%[3]	2.48%[3]	2.48%[3]
Net investment income (loss)	(3.65)%	(3.35)%	(3.12)%	(2.91)%	(3.04)%
Expense waiver/reimbursement[4]	0.03%	0.00%[5]	0.00%[5]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,321	$66,494	$111,926	$180,892	$197,495
Portfolio turnover	465%	498%	480%	473%	379%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.50%, 3.22%, 3.04% and 3.17%, after taking into account these expense reductions for the years ended September 30, 2013, 2012, 2011 and 2010, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$2.97	$3.77	$5.01	$5.11	$5.76
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.08)	(0.09)	(0.09)	(0.11)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(0.47)	(0.72)	(1.15)	(0.01)	(0.54)
TOTAL FROM INVESTMENT OPERATIONS	(0.54)	(0.80)	(1.24)	(0.10)	(0.65)
Net Asset Value, End of Period	$2.43	$2.97	$3.77	$5.01	$5.11
Total Return[2]	(18.18)%	(21.22)%	(24.75)%	(1.96)%	(11.28)%
Ratios to Average Net Assets:
Net expenses	2.72%	2.53%[3]	2.22%[3]	2.05%[3]	2.14%[3]
Net expenses excluding dividends and other expenses related to short sales	1.51%	1.50%[3]	1.49%[3]	1.49%[3]	1.49%[3]
Net investment income (loss)	(2.64)%	(2.38)%	(2.12)%	(1.92)%	(2.00)%
Expense waiver/reimbursement[4]	0.03%	0.00%[5]	0.00%[5]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$202,690	$299,975	$402,670	$683,286	$585,911
Portfolio turnover	465%	498%	480%	473%	379%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.52%, 2.22%, 2.05% and 2.14%, after taking into account these expense reductions for the years ended September 30, 2013, 2012, 2011 and 2010, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2014
Assets:
Total investment in securities, at value including $228,247,978 of investment in an affiliated holding (Note 5) (identified cost $463,400,976)		$449,399,999
Cash denominated in foreign currencies (identified cost $49,093)		47,195
Deposit at broker for short sales		259,958,242
Income receivable		384,504
Receivable for investments sold		22,683,841
Receivable for shares sold		3,233,565
Receivable for daily variation margin		220,000
TOTAL ASSETS		735,927,346
Liabilities:
Securities sold short, at value (proceeds $277,516,665)	$273,088,263
Dividends payable on short positions	433,581
Payable for investments purchased	8,076,562
Payable for shares redeemed	2,937,343
Bank overdraft	392,130
Payable for Directors'/Trustees' fees (Note 5)	893
Payable for distribution services fee (Note 5)	26,926
Payable for other service fees (Notes 2 and 5)	86,915
Accrued expenses (Note 5)	229,417
TOTAL LIABILITIES		285,272,030
Net assets for 188,910,131 shares outstanding		$450,655,316
Net Assets Consist of:
Paid-in capital		$1,522,245,619
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(8,383,574)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions		(1,052,941,174)
Accumulated net investment income (loss)		(10,265,555)
TOTAL NET ASSETS		$450,655,316
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($203,643,704 ÷ 85,060,856 shares outstanding), no par value, unlimited shares authorized	$2.39
Offering price per share (100/94.50 of $2.39)	$2.53
Redemption proceeds per share	$2.39
Class C Shares:
Net asset value per share ($44,321,193 ÷ 20,422,518 shares outstanding), no par value, unlimited shares authorized	$2.17
Offering price per share	$2.17
Redemption proceeds per share (99.00/100 of $2.17)	$2.15
Institutional Shares:
Net asset value per share ($202,690,419 ÷ 83,426,757 shares outstanding), no par value, unlimited shares authorized	$2.43
Offering price per share	$2.43
Redemption proceeds per share	$2.43
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2014
Investment Income:
Interest			$324,513
Dividends (including $3,929 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $17,009)			114,553
TOTAL INCOME			439,066
Expenses:
Investment adviser fee (Note 5)		$6,295,041
Administrative fee (Note 5)		393,547
Custodian fees		47,820
Transfer agent fee		650,334
Directors'/Trustees' fees (Note 5)		3,967
Auditing fees		31,000
Legal fees		13,449
Portfolio accounting fees		126,781
Distribution services fee (Note 5)		384,664
Other service fees (Notes 2 and 5)		743,112
Share registration costs		72,813
Printing and postage		115,536
Dividends and other expenses related to short positions		6,134,528
Miscellaneous (Note 5)		13,423
TOTAL EXPENSES		15,026,015
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(135,497)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,950)
TOTAL WAIVER AND REIMBURSEMENTS		(137,447)
Net expenses			14,888,568
Net investment income (loss)			(14,449,502)
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	$(22,094,897)
Net realized loss on short sales	(65,768,049)
Net realized loss on futures contracts	(22,591,056)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	6,373,531
Net change in unrealized appreciation of futures contracts	(109,334)
Net change in unrealized depreciation of securities sold short	9,314,275
Net realized and unrealized loss on investments, short sales, futures contracts, and foreign currency transactions	(94,875,530)
Change in net assets resulting from operations	$(109,325,032)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended September 30	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(14,449,502)	$(21,978,544)
Net realized loss on investments, short sales, futures contracts and foreign currency transactions	(110,454,002)	(167,078,108)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	15,578,472	(15,205,381)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(109,325,032)	(204,262,033)
Share Transactions:
Proceeds from sale of shares	357,779,182	622,561,148
Cost of shares redeemed	(486,237,131)	(791,883,275)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(128,457,949)	(169,322,127)
Change in net assets	(237,782,981)	(373,584,160)
Net Assets:
Beginning of period	688,438,297	1,062,022,457
End of period (including accumulated net investment income (loss) of $(10,265,555) and $(15,750,154), respectively)	$450,655,316	$688,438,297
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2014
1. ORGANIZATION
Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Annual Shareholder Report

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$616,151	$(1,500)
Class C Shares	126,961	(450)
TOTAL	$743,112	$(1,950)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage individual security risk, market risk and sector/asset class risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses
Annual Shareholder Report

are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $127,499,452. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At September 30, 2014, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $215 and $108, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage individual security risk, market risk and sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a
Annual Shareholder Report

liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At September 30, 2014, the Fund had no outstanding written option contracts.
The average notional amount of purchased put options held by the Fund throughout the period was $2,586,373. This is based on amounts held as of each month-end throughout the fiscal period.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the year ended September 30, 2014, the net realized gain (loss) on short sales was $(65,768,049).
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$1,190,899*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Option Contracts	Total
Foreign exchange contracts	$—	$487	$—	$487
Equity contracts	(22,591,056)	—	(17,829,947)	(40,421,003)
TOTAL	$(22,591,056)	$487	$(17,829,947)	$(40,420,516)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Option Contracts	Total
Equity contracts	$(109,334)	$4,148,333	$4,038,999
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	53,224,992	$138,929,476	54,008,219	$180,210,023
Shares redeemed	(77,938,154)	(203,735,416)	(90,746,300)	(303,376,034)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(24,713,162)	$(64,805,940)	(36,738,081)	$(123,166,011)

Year Ended September 30	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,478,775	$10,568,750	6,565,853	$19,966,604
Shares redeemed	(8,883,564)	(21,351,331)	(14,297,767)	(44,171,685)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(4,404,789)	$(10,782,581)	(7,731,914)	$(24,205,081)

Year Ended September 30	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	79,708,850	$208,280,956	126,281,052	$422,384,521
Shares redeemed	(97,311,713)	(261,150,384)	(131,979,276)	(444,335,556)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(17,602,863)	$(52,869,428)	(5,698,224)	$(21,951,035)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(46,720,814)	$(128,457,949)	(50,168,219)	$(169,322,127)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, dividends paid on short positions, passive foreign investment company adjustments and net operating loss.
For the year ended September 30, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(19,531,870)	$19,934,101	$(402,231)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
Annual Shareholder Report

As of September 30, 2014, the components of distributable earnings on a tax basis were as follows:
Net unrealized depreciation	$(21,420,076)
Capital loss carryforwards and deferrals	$(1,050,170,227)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
At September 30, 2014, the cost of investments for federal tax purposes was $475,159,493. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) short sales; and (c) futures contracts was $25,759,494. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,878,371 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,637,865.
At September 30, 2014, the Fund had a capital loss carryforward of $1,040,350,911 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$482,766,557	$132,637,844	$615,404,401
2018	$68,635,173	NA	$68,635,173
2019	$356,311,337	NA	$356,311,337
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2014, for federal income tax purposes, a late year ordinary loss of $9,819,316 was deferred to October 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2014, the Adviser voluntarily waived $134,865 of its fee.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2014, the annualized fee paid to FAS was of 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary wavier at any time at its sole discretion. For the year ended September 30, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$384,664
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2014, FSC retained $77,621 of fees paid by the Fund. For the year ended September 30, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2014, FSC retained $37,313 in sales charges from the sale of Class A Shares. FSC also retained $11,625 of CDSC relating to redemptions of Class A Shares and $22,430 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended September 30, 2014, FSSC received $53,801 and reimbursed $1,950 of the other service fees disclosed in Note 2.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2014, the Adviser reimbursed $632. Transactions involving the affiliated holding during the year ended September 30, 2014, were as follows:
Federated U.S. Treasury Cash Reserves Fund, Institutional Shares
Balance of Shares Held 9/30/2013	202,709,675
Purchases/Additions	858,612,610
Sales/Reductions	(833,074,307)
Balance of Shares Held 9/30/2014	228,247,978
Value	$228,247,978
Dividend Income	$3,929
Pursuant to an Exemptive Order issue by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Money Market Obligations Trust (MMOT), which is managed by Federated Investment Management Company, the Adviser. MMOT is an open-end management company, registered under the Act. The investment objective of Federated U.S. Treasury Cash Reserves Fund (USTCR), a portfolio of MMOT, is to provide current income consistent with stability of principal and liquidity. It pursues its objective by investing primarily in a portfolio of short-term U.S. treasury securities that pay interest exempt from state personal income tax. Income distributions from USTCR are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from USTCR are
Annual Shareholder Report

declared and paid at least annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of USTCR in which the Fund invested 50.7% of its net assets at September 30, 2014. A copy of the USTCR's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2014, were as follows:
Purchases	$1,601,177,342
Sales	$1,394,414,014
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2014, there were no outstanding loans. During the year ended September 30, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2014, there were no outstanding loans. During the year ended September 30, 2014, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF THE federated Equity funds AND SHAREHOLDERS OF federated prudent bear fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prudent Bear Fund (the “Fund”), a portfolio of Federated Equity Funds, as of September 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prudent Bear Fund as of September 30, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 24, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$930.00	$13.93
Class C Shares	$1,000	$927.40	$17.49
Institutional Shares	$1,000	$931.00	$12.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,010.63	$14.52
Class C Shares	$1,000	$1,006.92	$18.21
Institutional Shares	$1,000	$1,011.88	$13.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	2.88%
Class C Shares	3.62%
Institutional Shares	2.63%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Douglas C. Noland Birth Date: December 2, 1962 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: January 1999	Principal Occupations: Douglas C. Noland has been the Fund's Portfolio Manager since January 1999. He is Vice President of the Trust with respect to the Fund Mr. Noland joined Federated in December 2008 and was named a Senior Vice President of the Fund's Adviser in December 2008. Prior to joining Federated, Mr. Noland was employed with David Tice & Associates, Inc. where he served as an Assistant Portfolio Manager and strategist of Prudent Bear Fund and Prudent Global Income Fund from January 1999. From 1990 through 1998, Mr. Noland worked as a trader, portfolio manager and analyst for short-biased hedge funds including G. W. Ringoen & Associates from January 1990 to September 1996, Fleckenstein Capital from September 1996 to March 1997 and East Shore Partners, Inc. from October 1997 to December 1998. Mr. Noland earned a B.S. in Accounting and Finance from the University of Oregon and an M.B.A. from Indiana University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Prudent Bear Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, the Fund's performance for the one-year period was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
Annual Shareholder Report

reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172354
CUSIP 314172347
CUSIP 314172339
41202 (11/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $369,750

Fiscal year ended 2013 - $385,200

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $60

Fiscal year ended 2013 - $145

Fiscal year ended 2014- Travel to Audit Committee Meeting.

Fiscal year ended 2014- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,743 and $11,986 respectively. Fiscal year ended 2014- Audit consent fees related to N-1A filing. Fiscal year ended 2013- Audit consent fees related to N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $6,162 and $9,719 respectively. Fiscal year ended 2014- Service fee for transfer pricing analysis of co-advisory services. Fiscal year ended 2013- Service fee for tax reclaim recovery filings.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $30,002 and $16,337 respectively. Fiscal year ended 2014- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2013- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $158,293

Fiscal year ended 2013 - $178,150

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 19, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 19, 2014